Organization and Summary of Significant Accounting Policies (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
A reconciliation of the number of shares used in the calculation of basic and diluted earning per share
Weighted average number of common shares outstanding	91,154	92,018	91,557
Effect of non-participatory equity compensation	120	73	96
Weighted average number of common shares outstanding, including effect of dilutive securities	91,274	92,091	91,653